GENERAL (Narrative) (Details) - Glassia [Member]	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Agreement on initiation of sales, description	The agreement, upon initiation of sales of Glassia manufactured by Takeda, Takeda will pay royalties to the Company at a rate of 12% on net sales through August 2025, and at a rate of 6% thereafter until 2040, with a minimum of $5 million annually, for each of the years from 2022 to 2040.
Subsidiary ownership interest, percent	74.00%